Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions						12 Months Ended
	Jun. 06, 2024 USD ($)	Mar. 14, 2024 USD ($) $ / shares	Mar. 16, 2023	Mar. 24, 2022	Mar. 25, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Dividend payable date						Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Stock repurchased during period value | ¥						¥ 212,195	¥ 395,846	¥ 862,865
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date		Apr. 12, 2024
Ex-dividend date		Apr. 11, 2024
Stock repurchased during period value	$ 200.0
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable		$ 98.9
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend record date			Apr. 28, 2023	Apr. 13, 2022	Apr. 13, 2021
Ex-dividend date			Apr. 27, 2023	Apr. 12, 2022	Apr. 12, 2021
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date		Apr. 30, 2024
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS | $ / shares		$ 0.54
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period value		$ 286.1
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share | $ / shares		$ 0.27